GOODWILL AND INTANGIBLE ASSETS, NET - Intangible Assets (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2018 RUB (₽)
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			₽ 11,366		₽ 19,308
Less: Accumulated amortization			(6,343)		(7,763)
Net carrying value	$ 166.2		5,023		11,545
Amortization expenses of intangible assets	33.2	₽ 2,304	2,108	₽ 1,952
Estimated amortization expense
2019	31.8				2,212
2020	25.0				1,734
2021	20.4				1,418
2022	15.9				1,103
2023	12.9				899
Thereafter	52.8				3,668
Total	158.8				11,034
Trade names and domain names
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			1,149		3,331
Less: Accumulated amortization			(406)		(803)
Net carrying value	36.4		743		2,528
Trade names and domain names | UBER
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets	30.5				2,115
Client relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			905		6,108
Less: Accumulated amortization			(320)		(731)
Net carrying value	77.4		585		5,377
Client relationships | UBER
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets	74.0				5,142
Content and software
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			646		1,040
Less: Accumulated amortization			(468)		(554)
Net carrying value	7.0		178		486
Workforce
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			276		276
Less: Accumulated amortization			(224)		(276)
Net carrying value			52
Patents and licenses
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			52		52
Less: Accumulated amortization			(29)		(37)
Net carrying value	0.2		23		15
Non-compete agreements
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			41		41
Less: Accumulated amortization			(24)		(34)
Net carrying value	0.1		17		7
Supplier Relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Cost					12
Less: Accumulated amortization					(7)
Net carrying value	0.1				5
Technology and licenses
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			7,473		7,937
Less: Accumulated amortization			(4,872)		(5,321)
Net carrying value	37.6		2,601		2,616
Assets not yet in use
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			824		511
Net carrying value	7.4		824		511
Total Other Intangible assets
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			8,297		8,448
Less: Accumulated amortization			(4,872)		(5,321)
Net carrying value	45.0		3,425		3,127
Amortization expenses of intangible assets	18.8	1,297	1,729	1,464
Estimated amortization expense
2019					1,123
2020					755
2021					465
2022					196
2023					77
Total					2,616
Acquisition-related intangible assets
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			3,069		10,860
Less: Accumulated amortization			(1,471)		(2,442)
Net carrying value	121.2		1,598		8,418
Amortization expenses of intangible assets	$ 14.4	₽ 1,007	₽ 379	₽ 488
Estimated amortization expense
2019					1,089
2020					979
2021					953
2022					907
2023					822
Thereafter					3,668
Total					₽ 8,418